Pensions and Other Employee Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Health care cost trend in 2014	8.00%
Health care cost trend in 2020 and thereafter	5.00%
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate accumulated benefit obligation (ABO)	$ 2,657	$ 2,783
Expected contributions to plans in 2014	97
Voluntary contributions	108
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions to plans in 2014	10
Continuing Operations [Member]
Defined Benefit Plan Disclosure [Line Items]
Company's matching contributions in L-3 Holdings' common stock and cash	120	126	113
Discontinued Operations [Member]
Defined Benefit Plan Disclosure [Line Items]
Company's matching contributions in L-3 Holdings' common stock and cash		$ 8	$ 24